Consolidated Statement of Cash Flows - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Cash flow from operating activities
Result for the year	€ (46,614)	€ (56,746)	€ (37,086)
Adjustments for:
Depreciation	2,355	2,052	992
Results related to associates	322	(429)
Share-based compensation	7,838	9,108	5,413
Other income	(8,423)
Financial income and expense	3,716	(402)	792
Results related to financial liabilities measured at fair value through profit or loss	84
Net foreign exchange gain / (loss)	(340)	43	(28)
Income tax expenses	124	132	1
Changes in working capital	(5,134)	1,651	1,294
Cash used in operations	(46,072)	(44,591)	(28,622)
Corporate income tax paid	(188)	(64)	(1)
Interest received	313	758	130
Interest paid	(1,113)	(73)
Net cash used in operating activities	(47,060)	(43,970)	(28,493)
Cash flow from investing activities
Purchases of property, plant and equipment	(924)	(580)	(312)
Net cash used in investing activities	(924)	(580)	(312)
Cash flow from financing activities
Proceeds from issuance of shares, net of transaction costs		48,550	84,191
Proceeds from exercise of share options	735	193	870
Proceeds from borrowings	579	2,027	264
Proceeds from convertible loans	13,791	690	1,132
Repayment of lease liability	(605)	(1,261)
Net cash generated by financing activities	14,500	50,199	86,457
Net increase/(decrease) in cash and cash equivalents	(33,484)	5,649	57,652
Currency effect cash and cash equivalents	(2,628)	721	(171)
Cash and cash equivalents at the beginning of the year	111,950	105,580	48,099
Cash and cash equivalents at the end of the year	€ 75,838	€ 111,950	€ 105,580